COLT 2024-2 Mortgage Loan Trust ABS-15G

Exhibit 99.23

Client Name:	Hudson Advisors
Client Project Name:	COLT 2024-2
Start - End Dates:	10/5/2023 - 2/27/2024
Deal Loan Count:	314

Conditions Report 2.0

Loans in Report:	314
Loans with Conditions:	150

84 - Total Active Conditions
84 - Non-Material Conditions
57 - Credit Review Scope
23 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
5 - Category: Assets
16 - Category: Credit/Mtg History
3 - Category: Income/Employment
1 - Category: Insurance
6 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
8 - Property Valuations Review Scope
1 - Category: Appraisal
7 - Category: Property
19 - Compliance Review Scope
1 - Category: Documentation
12 - Category: RESPA
3 - Category: Right of Rescission
1 - Category: State Consumer Protection
2 - Category: State Rate Spread
203 - Total Satisfied Conditions

96 - Credit Review Scope
6 - Category: Application
7 - Category: Assets
7 - Category: Credit/Mtg History
10 - Category: DTI
26 - Category: Income/Employment
17 - Category: Insurance
17 - Category: Legal Documents
2 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
1 - Category: Title
18 - Property Valuations Review Scope
12 - Category: Appraisal
5 - Category: Property
1 - Category: Value
89 - Compliance Review Scope
41 - Category: Ability to Repay/Qualified Mortgage
14 - Category: Compliance Manual
6 - Category: Documentation
1 - Category: RESPA
6 - Category: Right of Rescission
21 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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